Risk Management and Financial Instruments - Schedule of Hedge Cash Flow Movement (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Hedge Cash Flow Movement [Line Items]
Hedge accounting operations at the parent company	$ 348	$ 1,479
(-) Income Tax	(117)	(502)
Total of other comprehensive income (expense)	231	$ 977
OCI [Member]
Schedule of Hedge Cash Flow Movement [Line Items]
Hedge accounting operations at the parent company	(1,131)
(-) Income Tax	385
Total of other comprehensive income (expense)	$ (746)